Allowance provided (reversed) for credit loss on financial assets (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Allowance provided (reversed) for credit loss [Line Items]
Provision for (reversal of) allowance	₩ (728,585) [1]
Provision for (reversal of) allowance	(4,826)
Allowance provided (reversed) for credit loss	(747,877)
Loans at amortized cost net category
Allowance provided (reversed) for credit loss [Line Items]
Provision for (reversal of) allowance	(704,515)
Allowance provided (reversed) for credit loss	(704,515)
Other
Allowance provided (reversed) for credit loss [Line Items]
Provision for (reversal of) allowance	(24,070)
Allowance provided (reversed) for credit loss	(24,070)
Securities at fair value through other comprehensive income
Allowance provided (reversed) for credit loss [Line Items]
Provision for (reversal of) allowance	(12,066)
Allowance provided (reversed) for credit loss	(12,066)
Securities at amortized cost
Allowance provided (reversed) for credit loss [Line Items]
Provision for (reversal of) allowance	(2,400)
Allowance provided (reversed) for credit loss	(2,400)
Unused credit line and financial guarantee
Allowance provided (reversed) for credit loss [Line Items]
Provision for (reversal of) allowance	(4,826)
Allowance provided (reversed) for credit loss	₩ (4,826)

[1]	As the accounting for the acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed, the amount was adjusted retrospectively.